AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON OCTOBER 1, 2021

No. 333-138490

No. 811-21977

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 792	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 793	☒

INVESCO EXCHANGE-TRADED FUND TRUST II

(Exact Name of Registrant as Specified in Charter)

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 983-0903

Adam Henkel, Esquire

3500 Lacey Road, Suite 700, Downers Grove, Illinois 60515

With Copies to:

Alan P. Goldberg Stradley Ronon Stevens & Young LLP 191 North Wacker Drive, Suite 1601	Eric S. Purple Stradley Ronon Stevens & Young LLP 2000 K Street, NW, Suite 700
Chicago, Illinois 60606	Washington, DC 20006

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)

☒	on October 20, 2021 pursuant to paragraph (b)

☐	60 days after filing pursuant to paragraph (a)

☐	on (date) pursuant to paragraph (a)

☐	75 days after filing pursuant to paragraph (a)(2)

☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 792 (the “Amendment”) to the Registration Statement on Form N-1A for Invesco Exchange-Traded Fund Trust II (the “Trust”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933 (the “Securities Act”) solely for the purpose of designating October 20, 2021, as the new effective date for Post-Effective Amendment No. 780 to the Trust’s Registration Statement, which was filed on June 21, 2021 pursuant to Rule 485(a) under the Securities Act. The effectiveness of the Registration Statement relating to this change was delayed previously pursuant to Post-Effective Amendment No. 789 to the Trust’s Registration Statement filed on September 3, 2021. This Amendment relates solely to Invesco ESG NASDAQ 100 ETF and Invesco ESG NASDAQ Next Gen 100 ETF, each a series of the Trust.

This Amendment incorporates by reference the information contained in Parts A and B of Post-Effective Amendment No.  780 to the Trust’s Registration Statement, which was filed on June  21, 2021, and Part C of Post-Effective Amendment No.  783 to the Trust’s Registration Statement, which was filed on June 29, 2021.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and it has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Downers Grove and State of Illinois, on the 1st day of October, 2021.

Invesco Exchange-Traded Fund Trust II

By:	/s/ Anna Paglia
Anna Paglia
Title:	President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE	TITLE	DATE

/s/ Anna Paglia	President	October 1, 2021
Anna Paglia

/s/ Kelli Gallegos	Treasurer	October 1, 2021
Kelli Gallegos

/s/ Adam Henkel	Secretary	October 1, 2021
Adam Henkel

*/s/ Ronn R. Bagge	Vice Chairman and Trustee	October 1, 2021
Ronn R. Bagge

*/s/ Todd J. Barre	Trustee	October 1, 2021
Todd J. Barre

*/s/ Kevin M. Carome	Trustee	October 1, 2021
Kevin M. Carome

*/s/ Edmund P. Giambastiani, Jr.	Trustee	October 1, 2021
Edmund P. Giambastiani, Jr.

*/s/ Victoria J. Herget	Trustee	October 1, 2021
Victoria J. Herget

*/s/ Marc M. Kole	Trustee	October 1, 2021
Marc M. Kole

*/s/ Yung Bong Lim	Trustee	October 1, 2021
Yung Bong Lim

*/s/ Joanne Pace	Trustee	October 1, 2021
Joanne Pace

*/s/ Gary R. Wicker	Trustee	October 1, 2021
Gary R. Wicker

*/s/ Donald H. Wilson	Chairman and Trustee	October 1, 2021
Donald H. Wilson

*By: /s/ Adam Henkel		October 1, 2021

Adam Henkel
Attorney-In-Fact

*	Adam Henkel signs pursuant to powers of attorney filed with Post-Effective Amendment No. 753 to the Trust’s Registration Statement and incorporated by reference herein.